Employee compensation and benefits - Mortality tables and average life expectancy at age 65 for the principal plan (Details) - Pension Plan - Principal plan	Dec. 31, 2018	Dec. 31, 2017
Aged 65, Male
Disclosure of defined benefit plans [line items]
Life expectancy at age 65	21.6	22.2
Aged 45, Male
Disclosure of defined benefit plans [line items]
Life expectancy at age 65	22.9	23.6
Aged 65, Female
Disclosure of defined benefit plans [line items]
Life expectancy at age 65	24.1	24.4
Aged 45, Female
Disclosure of defined benefit plans [line items]
Life expectancy at age 65	25.6	25.9